Share Based Payment	12 Months Ended
Dec. 31, 2019
Share Based Payment [Abstract]
SHARE BASED PAYMENT:

NOTE 14 -	SHARE BASED PAYMENT:

a.	The Company maintains a share-based payment plan for employees, directors and consultants (the "Plan"). According to the Plan, the options vest over a period of up to four years, and their term period is ten years. Nevertheless, the Board of Directors is qualified to resolve on different vesting terms. Below is a summary of the Company's grants under the Plan during 2017, 2018 and 2019:

Date of grant	Options amount		Exercise price	Fair value at the date of grant*	Volatility **	Risk free interest	Expected term
			in NIS	in thousand $			In years
March 29, 2017	37,395	[1]	127.42-131.76	655	47.40%	2.31%	10
July 24, 2017	32,087		139.52	784	68.07%	2.05%	10
August 8, 2017	50,000		150	85	68.03%	1.95%	0.5
August 29, 2017	25,000		113.10	473	68.17%	1.81%	10
November 27, 2017	15,250		86	163	65.80%	1.98%	10
June 20, 2018	33,502		29.80-59.40	130	75.50%	2.24%	10
June 20, 2018	11,500		28.60	72	75.30%	2.24%	10
October 2, 2019	269,476		0.02-4.062	189	81.33%	0.72%	3

1	Out of which 5,000 options were granted to the Company's Chief Executive Officer at an exercise price of NIS 131.76 and approved by the Company's shareholders on August 8, 2017.

*	The early exercise multiple used for the fair value calculations for grants during 2017, 2018 and 2019 is 2.5 for each offeree.

**	Volatility until the March 29, 2017 grant is based on volatility data of share price of software companies for periods matching the expected term of the option until exercise. As of the July 24, 2017 grant, volatility is based on volatility data of the traded share price of the Company.

On June 20, 2018, the Board of Directors approved the reduction of the exercise price of 86,675 options that were granted as of August 28, 2016, until August 29, 2017, to officers, employees and consultants at exercise prices which ranged between NIS 97.74 (approximately $25.60) to NIS 139.52 (approximately $38.80). The new exercise price was set at NIS 90.0. The reduction was approved also by the tax authorities subject to renewed tax lock-up period of 24 months. The reduction was subject to the grantee's approval - such approval was received only with respect to 69,058 options, while the rest of the options maintained their original terms. The reduction of the exercise price of options granted to certain officers of the Company was subject to the approval of the general meeting of shareholders of the company, which was obtained on August 12, 2018.

The fair value of the options just prior to the date of the change, which was computed according to the binomial model, amounted to $228 thousand, and $249 thousand immediately after the date of the change, such that the incremental value that resulted is $21 thousand. This value is based on the following assumptions: expected volatility of 75.48%, risk free interest ranges between 2.00% and 2.13%, expected term until exercise of 8.19-9.20 years and an early exercise multiple of 2.5 for each offeree. Volatility is based on volatility data of share price of software companies for periods matching the expected term of the option until exercise.

b.	Movement in the number of share options outstanding and their related weighted average exercise prices are as follows:

	2019		2018		2017
	Number	Average	Number	Average	Number	Average
	of	exercise	of	Exercise	of	Exercise
	options	price	options	Price	options	Price
		$		$		$
Outstanding at beginning of year:	173,628	22.19	202,763	25.20	119,245	16.80
Granted	269,476	0.88	45,002	9.20	109,732	34.00
Exercised	(66,330)	0.01	(8,963)	11.40	(7,982)	10.20
Forfeited	(20,720)	11.26	(47,767)	24.60	(17,590)	30.40
Expired	(15,476)	16.89	(17,407)	22.60	(642)	22.40
Cancelled	(79,302)	24.93	-	-	-	-
Outstanding at end of year	261,276	6.20	173,628	22.20	202,763	25.20
Exercisable at end of year	253,871	3.22	93,969	17.80	77,633	14.80

c.	The following table summarizes information about exercise price and the remaining contractual life of options outstanding at the end of 2019, 2018 and 2017:

	2019		2018		2017
		Weighted		Weighted		Weighted
	Number	average	Number	average	Number	average
	outstanding	remaining	outstanding	remaining	outstanding	remaining
Exercise	at	contractual	at	contractual	at	contractual
Prices	end of year	Life	end of year	Life	end of year	Life
$		Years		Years		Years
1.17	203,146	2.76	-	-	-	-
7.97	14,771	4.39	14,771	5.39	16,840	6.32
7.97	10,992	5.23	16,139	6.25	17,080	7.25
7.97	13,081	6.05	13,081	7.05	18,616	8.05
7.97	1,281	8.48	18,501	9.48	-	-
7.97	7,500	8.48	10,000	9.48	-	-
12.20	-	-	941	6.01	8,135	7.01
16.40	-	-	5,000	9.48	-	-
24.40	1,000	7.91	13,500	8.91	15,250	9.91
24.80	2,004	6.66	21,570	7.66	-	-
24.80	-	-	7,778	7.71	-	-
24.80	2,500	7.24	16,145	8.24	-	-
24.80	-	-	11,501	8.56	-	-
24.80	-	-	5,000	8.32	-	-
24.80	2,500	1.58	7,500	8.66	-	-
25.60	-	-	-	-	8,146	8.71
27.40	-	-	170	7.66	30,714	8.66
31.60	-	-	2,500	8.66	22,500	9.67
34.60	-	-	2,500	0.66	2,500	1.66
35.20	-	-	1,406	8.25	27,395	9.25
36.60	-	-	-	-	5,000	9.32
38.80	2,500	7.56	5,625	8.56	30,587	9.57
	261,276		173,628		202,763

d.	Expenses recognized in the financial statements:

The costs which were recognized in the Company's financial statements in respect of services received from its employees and consultants are presented in the table below:

	Year ended December 31,
	2019	2018	2017
	U.S. dollars in thousands
Share-based payment plans	612	381	1,318

The plans are intended to be governed under rules set for that purpose in the Company's options plan. The exercise prices of the options that are exercisable into shares as of December 31, 2019 range between $1.17 to $38.86.